Prospectus

J.P. Morgan International Equity Funds

Class R2, Class R5 & Class R6 Shares

March 1, 2015, as supplemented May 29, 2015

JPMorgan Emerging Economies Fund

Class/Ticker: R5/JEERX

JPMorgan Emerging Markets Equity Fund

Class/Ticker: R6/JEMWX

JPMorgan Emerging Markets Equity Income Fund

Class/Ticker: R5/JEMPX; R6/JEMLX

JPMorgan Global Unconstrained Equity Fund

Class/Ticker: R2/*; R5/JFETX; R6/JFEUX

JPMorgan International Equity Fund

Class/Ticker: R2/JIEZX; R5/JIERX; R6/JNEMX

JPMorgan International Equity Income Fund

(formerly JPMorgan Global Equity Income Fund)

Class/Ticker: R2/JGEZX; R5/JEIRX; R6/JIEFX

JPMorgan International Opportunities Fund

Class/Ticker: R6/JIOMX

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

Class/Ticker: R2/JEIZX

JPMorgan International Unconstrained Equity Fund

Class/Ticker: R2/IUERX; R5/IUEFX; R6/IUENX

JPMorgan International Value Fund

Class/Ticker: R2/JPVZX; R6/JNVMX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Emerging Economies Fund

Class/Ticker: R5/JEERX

What is the goal of the Fund?

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.21

Total Annual Fund Operating Expenses	1.26
Fee Waivers and Expense Reimbursements[2]	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.15

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15% of its average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	117	389	681	1,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

MARCH 1, 2015	1

JPMorgan Emerging Economies Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund is not constrained by capitalization or style limits and will invest across sectors. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes). The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may use exchange-traded futures for the efficient management of cash flows. The Fund may also use participation notes in the management of portfolio assets.

Investment Process: The adviser believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which the adviser uses to select securities. Securities held in the Fund that the adviser believes have become over-valued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities, on the basis of the adviser’s disciplined investment process.

The portfolio construction process controls for country and sector weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts, futures and participation notes may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes), and the Lipper Emerging Markets Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

MARCH 1, 2015	3

JPMorgan Emerging Economies Fund (continued)

Best Quarter	2nd quarter, 2009	33.75%
Worst Quarter	3rd quarter, 2011	–25.53%

AVERAGE ANNUAL TOTAL RETURN (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund Since 2/28/08
CLASS R5 SHARES
Return Before Taxes	(5.63)%	2.55%	(0.92)%
Return After Taxes on Distributions	(5.95)	2.38	(1.22)
Return After Taxes on Distributions and Sale of Fund Shares	(2.68)	2.13	(0.59)
MSCI EMERGING MARKETS INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(2.19)	1.78	(0.47)
LIPPER EMERGING MARKETS FUNDS INDEX
(Reflects No Deduction for Taxes)	(2.66)	2.51	(0.58)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Anuj Arora	2008	Executive Director
George Iwanicki, Jr.	2008	Managing Director

Purchase and Sale of Fund Shares

There is no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

Class/Ticker: R6/JEMWX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.23
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.23

Total Annual Fund Operating Expenses	1.23
Fee Waivers and Expense Reimbursements[2]	(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.05

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of the Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	107	373	658	1,473

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

MARCH 1, 2015	5

JPMorgan Emerging Markets Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenue or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes). The adviser attempts to emphasize securities that it believes are undervalued, while underweighting or avoiding securities that appear to the adviser to be overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio managers are primarily responsible for implementing the recommendations of the country specialists, who make their recommendations based on the security ranking system.

Country specialists use their local expertise to identify, research, and rank companies according to their expected performance. Securities are assessed using a two-part analysis which considers both expected short-term price moves (security ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications). In order to encourage creativity, considerable autonomy is given to country specialists at the stock idea generation stage of the process.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares prior to their inception is based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

MARCH 1, 2015	7

JPMorgan Emerging Markets Equity Fund (continued)

Best Quarter	2nd quarter, 2009	32.52%
Worst Quarter	4th quarter, 2008	–25.81%

Average Annual Total Return For periods ended December 31, 2014
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	0.44%	2.16%	8.35%
Return After Taxes on Distributions	0.29	2.14	8.31
Return After Taxes on Distributions and Sale of Fund Shares	0.67	1.82	6.98
MSCI EMERGING MARKETS INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(2.19)	1.78	8.43
LIPPER EMERGING MARKETS FUNDS INDEX
(Reflects No Deduction for Taxes)	(2.66)	2.51	7.85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Austin Forey	2005	Managing Director
Richard Titherington	2009	Managing Director
Leon Eidelman	2013	Executive Director
Amit Mehta	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Income Fund

Class/Ticker: R5/JEMPX; R6/JEMLX

What is the goal of the Fund?

The Fund seeks to provide both current income and long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.57	0.47
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.52	0.47
Acquired Fund Fees and Expenses[1]	0.02	0.02

Total Annual Fund Operating Expenses	1.59	1.49
Fee Waivers and Expense Reimbursements[2]	(0.42)	(0.37)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.17	1.12
1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15% and 1.10% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years
CLASS R5 SHARES ($)	119	461
CLASS R6 SHARES ($)	114	435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

MARCH 1, 2015	9

JPMorgan Emerging Markets Equity Income Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity and equity-like securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging markets; or where at least 50% of the assets of which are located in emerging markets. Generally, the Fund intends to focus on dividend yielding equity and equity-like securities.

For purposes of the policy above, the Fund may invest in equity-like securities of emerging market companies by purchasing structured notes, such as participation notes. The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The Fund may invest a substantial part of its assets in just one country.

The equity and equity-like securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, convertible securities, warrants and rights, real estate investment trusts (REITs), trust or partnership interests, privately placed securities, and other instruments that have similar economic characteristics to equity securities, including certain structured notes, such as participation notes.

The Fund may also invest in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may utilize currency forwards (including non-deliverable forwards) to reduce currency exposures, where practical, for the purpose of risk management. The Fund may use exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows.

Investment Process: The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity and equity-like securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns. The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Derivatives Risk. Derivatives, including forward currency contracts, futures and structured investments, including participation notes, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Structured Instrument Risk. Instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments (“structured instruments”) are structured, synthetic instruments that generally attempt to replicate the performance of a particular equity or market (“reference assets”). There can be no assurance that structured instruments will trade at the same price or have the same value as the reference assets. In addition, structured instruments may be subject to transfer restrictions and may be illiquid or thinly traded and less liquid than other types of securities, which may also expose the Fund to risks of mispricing or improper valuation. Structured instruments typically are not secured by the reference assets and are therefore dependent solely upon the counterparty for repayment. Structured instruments also have the same risks associated with a direct investment in the reference assets.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

MARCH 1, 2015	11

JPMorgan Emerging Markets Equity Income Fund (continued)

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of issuers held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Volcker Rule Risk. As of the commencement of the Fund’s operations, the adviser and/or its affiliates owned 25% or more of the Fund’s outstanding ownership interests. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after one year from the implementation of the Fund’s investment strategy (or such longer period as may be permitted by the Federal Reserve), the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on December 12, 2014. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund since	Primary Title with Investment Adviser
Richard Titherington	2013	Managing Director
Omar Negyal	2013	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

In general, you may redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

Class/Ticker: R2/*; R5/JFETX; R6/JFEUX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	3.26	3.06	3.01
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	3.01	3.01	3.01

Total Annual Fund Operating Expenses	4.46	3.76	3.71
Fee Waivers and Expense Reimbursements[2]	(2.96)	(2.96)	(2.96)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.50	0.80	0.75

*	The share class does not have an exchange ticker symbol because it currently is not offered to the general public.

1	As of December 1, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	1,081	2,019	4,409
CLASS R5 SHARES ($)	82	875	1,688	3,811
CLASS R6 SHARES ($)	77	860	1,664	3,766

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

MARCH 1, 2015	13

JPMorgan Global Unconstrained Equity Fund (continued)

What are the Fund’s main investment strategies?

The Fund primarily invests in equity securities of global (U.S. and foreign) companies and is generally unconstrained by any particular capitalization, style or sector and may invest in any region or country, including emerging markets. The Fund may at any time focus on companies of any particular capitalization sizes, sectors and/or locations.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States. The investments outside the United States will be invested in issuers located in both developed and emerging markets. Because of the unconstrained nature of the Fund, it may at times have significant exposure in emerging markets or in a particular country.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity and equity-like securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The equity and equity-like securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, participation notes and warrants and rights. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual security selection. This process generally looks for securities that the adviser believes are attractively valued, possess strong free cash flow and have the potential for continued growth opportunities. Stock ideas are generated by an extensive global network of locally based research analysts and managers and global sector specialists. Based on the input of this network, the adviser then selects its highest conviction securities for inclusion in the Fund. The adviser is largely unrestricted by capitalization, regional and sector limits, allowing it to construct a portfolio that focuses on the most attractive security opportunities regardless of the company’s size, location or its sector orientation.

The Fund may sell securities if the adviser’s conviction in a security changes, if the company’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by capitalization, sector and style. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Value Investing Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Smaller Cap Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid capitalization and small capitalization companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term.

Derivatives Risk. Derivatives, including participation notes and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Volcker Rule Risk. As of the commencement of the Fund’s operations, the adviser and/or its affiliates owned 25% or more of the Fund’s outstanding ownership interests. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after one year from the implementation of the Fund’s investment strategy (or such longer period as may be permitted by the Federal Reserve), the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) All Country World Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	11.76%
Worst Quarter	2nd quarter, 2012	–5.53%

MARCH 1, 2015	15

JPMorgan Global Unconstrained Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund Since 11/30/11
CLASS R6 SHARES
Return Before Taxes	5.22%	14.82%
Return After Taxes on Distributions	0.88	11.57
Return After Taxes on Distributions and Sale of Fund Shares	4.80	10.73
CLASS R2 SHARES
Return Before Taxes	4.39	13.96
CLASS R5 SHARES
Return Before Taxes	5.11	14.75
MSCI All Country World Index
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.16	13.62

After-tax returns are shown only for Class R6 Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Peter Kirkman	2011	Managing Director
Timothy Woodhouse	2014	Vice President

Purchase and Sale of Fund Shares

There is no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000

To add to an account	No minimum levels

There is no minimum investment for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

Class/Ticker: R2/JIEZX; R5/JIERX; R6/JNEMX

What is the goal of the Fund?

The Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.62	0.25	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.37	0.20	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.93	1.06	0.93
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.19)	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.57	0.87	0.82

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.56%, 0.86% and 0.81%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	160	571	1,009	2,225
CLASS R5 SHARES ($)	89	318	566	1,277
CLASS R6 SHARES ($)	84	285	504	1,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

MARCH 1, 2015	17

JPMorgan International Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal conditions, the Fund will invest at least 80% of the value of its Assets in equity investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will primarily invest in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one region or country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

The adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley

Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper International Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares prior to their inception is based on the performance of Select Class Shares. The actual returns of the Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R2 Shares prior to their inception is based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The performance of Class R6 Shares prior to their inception is based on the performance of Class R5 Shares and Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares and Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	24.99%
Worst Quarter	3rd quarter, 2011	–20.45%

MARCH 1, 2015	19

JPMorgan International Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(6.28)%	4.75%	4.28%
Return After Taxes on Distributions	(6.72)	4.50	2.79
Return After Taxes on Distributions and Sale of Fund Shares	(2.88)	3.91	3.72
CLASS R2 SHARES
Return Before Taxes	(6.90)	4.03	3.68
CLASS R6 SHARES
Return Before Taxes	(6.23)	4.78	4.30
MSCI EAFE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(4.90)	5.33	4.43
LIPPER INTERNATIONAL LARGE- CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(4.78)	5.12	4.18

After-tax returns are shown only for the Class R5 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James Fisher	1999	Managing Director
Thomas Murray	2004	Managing Director
Shane Duffy	2013	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

In general, you may redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(formerly JPMorgan Global Equity Income Fund)

Class/Ticker: R2/JGEZX; R5/JEIRX; R6/JIEFX

What is the goal of the Fund?

The Fund seeks to provide both current income and long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.58	0.38	0.33 [2]
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.33 [3]	0.33 [3]	0.33

Total Annual Fund Operating Expenses	1.78	1.08	1.03
Fee Waivers and Expense Reimbursements[4]	(0.28)	(0.28)	(0.28)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,4]	1.50	0.80	0.75

1	As of December 1, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

4	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and
Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	533	938	2,072
CLASS R5 SHARES ($)	82	316	568	1,292
CLASS R6 SHARES ($)	77	300	541	1,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

MARCH 1, 2015	21

JPMorgan International Equity Income Fund (continued)

(formerly JPMorgan Global Equity Income Fund)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies and may invest any amount of its assets in emerging markets. Generally, the Fund intends to focus its investments in dividend yielding equity securities.

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of issuer.

The Fund may utilize currency forwards to reduce currency exposures, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

risks are magnified in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens,

the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of issuers held by the Fund could make it difficult for the Fund to provide a predictable level of income. Given the historically low interest rate environment, risks associated with rising rates are heightened.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) All Country World Index (net of foreign withholding taxes), MSCI Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper International Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The Class R6 Shares commenced operations on 1/30/15 and, therefore, do not have a full calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

MARCH 1, 2015	23

JPMorgan International Equity Income Fund (continued)

(formerly JPMorgan Global Equity Income Fund)

Best Quarter	1st quarter, 2012	8.41%
Worst Quarter	3rd quarter, 2014	–4.71%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund Since 2/28/11
CLASS R5 SHARES
Return Before Taxes	1.69%	6.35%
Return After Taxes on Distributions	0.14	5.49
Return After Taxes on Distributions and Sale of Fund Shares	2.39	5.10
CLASS R2 SHARES
Return Before Taxes	0.94	5.61
MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(4.90)	3.43
MSCI ALL COUNTRY WORLD INDEX
(Net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.16	7.44
LIPPER INTERNATIONAL EQUITY INCOME FUNDS INDEX
(Reflects No Deduction for Taxes)	(5.07)	N/A

After tax returns are shown only for class R5 shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective on or about January 30, 2015, the Fund’s primary benchmark changed from the MSCI All Country World Index to the MSCI EAFE Index to more closely align the Fund’s primary benchmark with its investment strategies.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James Davidson	2014	Managing Director
Gerd Woort-Menker	2011	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund

Class/Ticker: R6/JIOMX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.13
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.74

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

MARCH 1, 2015	25

JPMorgan International Opportunities Fund (continued)

What are the Fund’s main investment strategies?

The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Singapore, the United Kingdom, and most of the countries of Western Europe and Hong Kong; emerging markets include most other countries in the world.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund will invest substantially in securities denominated in foreign currencies and may seek to manage currency risk where appropriate through managing currency exposure.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and securities selection.

The adviser selects securities for the Fund’s portfolio using its own investment process to determine which companies it believes are most likely to provide high total return to shareholders. The adviser chooses what it believes to be the most attractive securities in each sector and builds the portfolio bottom up. Securities in each industry are ranked with the help of fundamental valuations, then selected for investment. The adviser may adjust currency exposure to manage risks and enhance returns.

Through its extensive global equity research and analytical systems, the adviser seeks to generate an information advantage. Using fundamental analysis, the adviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental security stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s adviser then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	catalysts that could trigger a change in a security’s price;
•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund may invest a substantial part of its assets in just one region or country.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper International Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for Class R6 Shares is based on the performance of Institutional Class Shares prior to the inception of the Class R6 Shares. The returns of the Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	23.61%
Worst Quarter	3rd quarter, 2011	–21.67%

MARCH 1, 2015	27

JPMorgan International Opportunities Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	(6.68)%	5.01%	4.88%
Return After Taxes on Distributions	(7.14)	4.60	4.47
Return After Taxes on Distributions and Sale of Fund Shares	(3.05)	4.06	3.99
MSCI EAFE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(4.90)	5.33	4.43
LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(4.78)	5.12	4.18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Georgina Maxwell	2014	Managing Director
Jeroen Huysinga	2000	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(formerly JPMorgan International Equity Index Fund)

Class/Ticker: R2/JEIZX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.20%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.88
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	0.63
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.59
Fee Waivers and Expense Reimbursements[2]	(0.73)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [2]	0.86

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.85% of its average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	88	430	797	1,827

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

MARCH 1, 2015	29

JPMorgan International Research Enhanced Equity Fund (continued)

(formerly JPMorgan International Equity Index Fund)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs).

The Fund seeks to outperform the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net of foreign withholding taxes) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. In implementing its strategy, the Fund primarily invests in securities included within the universe of the Index. In addition, the Fund may also invest in securities not included within the Index.

Within each sector, the Fund may modestly overweight equity securities that it considers undervalued while modestly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility.

The Fund may use exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows. The Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive.

The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.

[1]	MSCI EAFE Index and MSCI EAFE Gross Domestic Product (GDP) Index are registered service marks of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole,

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net of foreign withholding taxes), the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Gross Domestic Product (GDP) Index (net of foreign withholding taxes), the Lipper International Multi-Cap Core Funds Index and the Lipper International Large-Cap Core Funds Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper indexes includes the expenses of the mutual funds included in the indexes. The performance of Class R2 Shares prior to their inception is based on the performance of Select Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	26.60%
Worst Quarter	3rd quarter, 2011	–22.34%

MARCH 1, 2015	31

JPMorgan International Research Enhanced Equity Fund (continued)

(formerly JPMorgan International Equity Index Fund)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	(5.78)%	3.42%	3.60%
Return After Taxes on Distributions	(9.94)	2.28	2.57
Return After Taxes on Distributions and Sale of Fund Shares	0.38	2.93	3.12
MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(4.90)	5.33	4.43
MSCI EAFE GDP INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(6.35)	3.93	3.62
LIPPER INTERNATIONAL MULTI-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(4.65)	6.32	5.44
LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(4.78)	5.12	4.18

1	Effective May 20, 2014, the Fund’s primary benchmark changed from the MSCI EAFE GDP Index (net of foreign withholding taxes) to the MSCI EAFE Index (net of foreign withholding taxes) to more closely align with the changes made to its investment objectives and strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Demetris Georghiou	2014	Vice President
Ido Eisenberg	2014	Executive Director
James Cook	2014	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Unconstrained Equity Fund

Class/Ticker: R2/IUERX; R5/IUEFX; R6/IUENX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	4.73	4.52	4.47
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[2]	4.48	4.47	4.47

Total Annual Fund Operating Expenses	5.93	5.22	5.17
Fee Waivers and Expense Reimbursements [3]	(4.43)	(4.42)	(4.42)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	1.50	0.80	0.75

1	As of December 1, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they has been in effect during the most recent fiscal year.

3	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	1,369	2,562	5,451
CLASS R5 SHARES ($)	82	1,167	2,248	4,929
CLASS R6 SHARES ($)	77	1,153	2,225	4,890

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

MARCH 1, 2015	33

JPMorgan International Unconstrained Equity Fund (continued)

What are the Fund’s main investment strategies?

The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally unconstrained by any particular capitalization, style or sector and may invest in any foreign country. While the Fund is generally unconstrained within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

The adviser will generally seek to diversify the Fund’s portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country.

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted directly below.

The Fund may utilize currency forwards to reduce currency deviations relative to its primary benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser, utilizing the insights of its global sector specialists, seeks to identify companies that it believes are attractively valued relative to the long-term growth they can achieve. The adviser identifies these companies through internal research and by subjecting them to a disciplined set of growth, valuation and quality criteria. Companies that display attractive growth and valuation characteristics and for which the growth is believed to be sustainable will be considered candidates for purchase. Conversely, companies become candidates for sale if the expected growth is believed to be at risk or when valuations are no longer attractive.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by capitalization, sector and style. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund may invest a substantial portion of its assets in emerging market countries. These risks are magnified in countries in “emerging markets”. Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Smaller Cap Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid capitalization and small capitalization companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R6 Shares for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) All Country World Index, Ex-U.S. (net of foreign withholding taxes) and the Lipper International Large Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	14.39%
Worst Quarter	3rd quarter, 2014	–6.22%

MARCH 1, 2015	35

JPMorgan International Unconstrained Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund Since 11/30/11
CLASS R6 SHARES
Return Before Taxes	(4.97)%	10.82%
Return After Taxes on Distributions	(6.99)	9.01
Return After Taxes on Distributions and Sale of Fund Shares	(1.38)	8.24
CLASS R2 SHARES
Return Before Taxes	(5.62)	10.00
CLASS R5 SHARES
Return Before Taxes	(4.97)	10.78
MSCI ALL COUNTRY WORLD INDEX, EX-U.S.[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes Except Foreign Withholding Taxes)	6.05	13.65
MSCI EAFE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes Except Foreign Withholding Taxes)	(4.90)	10.40
LIPPER INTERNATIONAL LARGE CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.80)	9.76

After-tax returns are shown only for Class R6 Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective February 28, 2014, the Fund’s primary benchmark changed from the MSCI EAFE Index to the MSCI All Country World Index, Ex-U.S. to more closely align the Fund’s primary benchmark with its investment strategies.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Shane Duffy	2011	Managing Director
Tom Murray	2011	Managing Director

Purchase and Sale of Fund Shares

Purchase Minimums

There is no minimum or maximum purchase requirements with

respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Value Fund

Class/Ticker: R2/JPVZX; R6/JNVMX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of foreign company equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.83	0.13
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses[1]	0.58	0.13

Total Annual Fund Operating Expenses	1.93	0.73
Fee Waivers and Expense Reimbursements[2]	(0.33)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[2]	1.60	0.73

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.60% and 0.85%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	163	574	1,011	2,227
CLASS R6 SHARES ($)	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

MARCH 1, 2015	37

JPMorgan International Value Fund (continued)

What are the Fund’s main investment strategies?

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index (net of foreign withholding taxes), which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies.

Equity securities in which the Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although the Fund does not seek to mirror the index in its choice of individual securities. In choosing securities, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser while underweighting or avoiding those that appear overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser employs a process that combines fundamental research for identifying portfolio securities and currency management decisions.

Various models are used to quantify the adviser’s fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The Fund’s management team then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	value characteristics such as low price-to-book and price-to-earnings ratios;

•	catalysts that could trigger a change in a security’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund may invest a substantial part of its assets in just one region or country.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer

U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this hedging strategy for its emerging markets currency exposure.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Value Index (net of foreign withholding taxes) and the Lipper International Large-Cap Value Funds Average, an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the expenses of the mutual funds included in the average. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The performance for Class R6 Shares is based on the performance of Institutional Class Shares prior to the inception of the Class R6 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

MARCH 1, 2015	39

JPMorgan International Value Fund (continued)

Best Quarter	2nd quarter, 2009	24.76%
Worst Quarter	3rd quarter, 2011	–22.13%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	(10.88)%	3.38%	4.14%
Return After Taxes on Distributions	(11.36)	3.00	3.62
Return After Taxes on Distributions and Sale of Fund Shares	(5.38)	2.85	3.42
CLASS R6 SHARES
Return Before Taxes	(10.12)	4.16	4.79
MSCI EAFE VALUE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(5.39)	4.42	3.89
LIPPER INTERNATIONAL LARGE-CAP VALUE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(7.17)	3.81	4.39

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2002	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

In general, you may redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Emerging Economies Fund

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund is not constrained by capitalization or style limits and will invest across sectors. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes). The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may use exchange-traded futures for the efficient management of cash flows. The Fund may also use participation notes in the management of portfolio assets.

Investment Process: The adviser believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which the adviser uses to select securities. Securities held in the Fund that the adviser believes have become over-valued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities, on the basis of the adviser’s disciplined investment process.

The portfolio construction process controls for country and sector weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Emerging Markets Equity Fund

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenue or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (net of foreign withholding taxes). The adviser attempts to emphasize securities that it believes are undervalued, while underweighting or avoiding securities that appear to the adviser to be overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure

MARCH 1, 2015	41

More About the Funds (continued)

to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio managers are primarily responsible for implementing the recommendations of the country specialists, who make their recommendations based on the security ranking system.

Country specialists use their local expertise to identify, research, and rank companies according to their expected performance. Securities are assessed using a two-part analysis which considers both expected short-term price moves (security ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications). In order to encourage creativity, considerable autonomy is given to country specialists at the stock idea generation stage of the process.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Emerging Markets Equity Income Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity and equity-like securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging markets; or where at least 50% of the assets of which are located in emerging markets. Generally, the Fund intends to focus on dividend yielding equity and equity-like securities.

For purposes of the policy above, the Fund may invest in equity-like securities of emerging market companies by purchasing structured notes, such as participation notes. The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The Fund may invest a substantial part of its assets in just one country.

The equity and equity-like securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, convertible securities, warrants and rights, real estate investment trusts (REITs), trust or partnership interests, privately placed securities, and other instruments that have similar economic characteristics to equity securities, including certain structured notes, such as participation notes.

The Fund may also invest in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may utilize currency forwards (including non-deliverable forwards) to reduce currency exposures, where practical, for the purpose of risk management. The Fund may use exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows.

Investment Process: The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity and equity-like securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns. The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

Global Unconstrained Equity Fund

The Fund primarily invests in equity securities of global (U.S. and foreign) companies and is generally unconstrained by any particular capitalization, style or sector and may invest in any region or country, including emerging markets. The Fund may at any time focus on companies of any particular capitalization sizes, sectors and/or locations.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States. The investments outside the United States will be invested in issuers located in both developed and emerging markets. Because of the unconstrained nature of the Fund, it may at times have significant exposure in emerging markets or in a particular country.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity and equity-like securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The equity and equity-like securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, participation notes and warrants and rights. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual security selection. This process generally looks for securities that the adviser believes are attractively valued, possess strong free cash flow and have the potential for continued growth opportunities. Stock ideas are generated by an extensive global network of locally based research analysts and managers and global sector specialists. Based on the input of this network, the adviser then selects its highest conviction securities for inclusion in the Fund. The adviser is largely unrestricted by capitalization, regional and sector limits, allowing it to construct a portfolio that focuses on the most attractive security opportunities regardless of the company’s size, location or its sector orientation.

The Fund may sell securities if the adviser’s conviction in a security changes, if the company’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.

International Equity Fund

Under normal conditions, the Fund will invest at least 80% of the value of its Assets in equity investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will primarily invest in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one region or country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

The adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

International Equity Income Fund

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies and may invest any amount of its assets in emerging markets. Generally, the Fund intends to focus its investments in dividend yielding equity securities.

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More About the Funds (continued)

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of issuer.

The Fund may utilize currency forwards to reduce currency exposures, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

International Opportunities Fund

The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Singapore, the United Kingdom, and most of the countries of Western Europe and Hong Kong; emerging markets include most other countries in the world.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund will invest substantially in securities denominated in foreign currencies and may seek to manage currency risk where appropriate through managing currency exposure.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and securities selection.

The adviser selects securities for the Fund’s portfolio using its own investment process to determine which companies it believes are most likely to provide high total return to shareholders. The adviser chooses what it believes to be the most attractive securities in each sector and builds the portfolio bottom up. Securities in each industry are ranked with the help of fundamental valuations, then selected for investment. The adviser may adjust currency exposure to manage risks and enhance returns.

Through its extensive global equity research and analytical systems, the adviser seeks to generate an information advantage. Using fundamental analysis, the adviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental security research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s adviser then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	catalysts that could trigger a change in a security’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund may invest a substantial part of its assets in just one region or country.

International Research Enhanced Equity Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. The

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs).

The Fund seeks to outperform the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net of foreign withholding taxes) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. In implementing its strategy, the Fund primarily invests in securities included within the universe of the Index. In addition, the Fund may also invest in securities not included within the Index.

Within each sector, the Fund may modestly overweight equity securities that it considers undervalued while modestly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility.

The Fund may use exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows. The Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive.

The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.

[1]	MSCI EAFE Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

International Unconstrained Equity Fund

The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally unconstrained by any particular capitalization, style or sector and may invest in any foreign country. While the Fund is generally unconstrained within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

The adviser will generally seek to diversify the Fund’s portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country.

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted directly below.

The Fund may utilize currency forwards to reduce currency deviations relative to its primary benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser, utilizing the insights of its global sector specialists, seeks to identify companies that it believes are attractively valued relative to the long-term growth they can achieve. The adviser identifies these companies through internal research and by subjecting them to a disciplined set of growth, valuation and quality criteria. Companies that display attractive growth and valuation characteristics and for which the growth is believed to be sustainable will be considered candidates for purchase. Conversely, companies become candidates for sale if the expected growth is believed to be at risk or when valuations are no longer attractive.

International Value Fund

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International

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More About the Funds (continued)

(MSCI) Europe, Australasia and Far East (EAFE) Value Index (net of foreign withholding taxes), which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies.

Equity securities in which the Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although the Fund does not seek to mirror the index in its choice of individual securities. In choosing securities, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser while underweighting or avoiding those that appear overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser employs a process that combines fundamental research for identifying portfolio securities and currency management decisions.

Various models are used to quantify the adviser’s fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The Fund’s management team then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	value characteristics such as low price-to-book and price-to-earnings ratios;

•	catalysts that could trigger a change in a security’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund may invest a substantial part of its assets in just one region or country.

Each of the Funds

The main investment strategies for a particular Fund are summarized above. Each Fund will invest primarily in equity securities as described above. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The main investment strategies for each Fund may also include the following, some of which may be equity securities:

•	real estate investment trusts (REITs), which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling and currencies of other countries in which a Fund may invest

•	derivatives, including participation notes and certain forwards and futures

Although not main strategies, the Funds may also utilize the following which may be equity securities:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	securities lending

•	derivatives, including certain futures, forwards, options and swaps

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Funds may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Funds may use exchange-traded futures to manage cash flows.

Each Fund may utilize these investment strategies to a greater or lesser degree.

The Funds (except for the International Opportunities Fund and the International Value Fund) will provide shareholders with at least 60 days’ prior notice of any change in their 80% investment policy above.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

Emerging Markets Equity Fund

The adviser believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. The adviser believes that corporate disclosure and transparency can vary widely, thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the International Research Enhanced Equity Fund is fundamental. The investment objective for each of the Emerging Economies Fund, Emerging Markets Equity Fund, Emerging Markets Equity Income Fund, Global Unconstrained Equity Fund, International Equity Fund, International Equity Income Fund, International Opportunities Fund, International Value Fund and International Unconstrained Equity Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in each Fund are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the statement of additional information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in a Fund decreases in value.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Foreign Securities and Emerging Market Risk. Investments in foreign securities (including depositary receipts), are subject to

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More About the Funds (continued)

special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease a Fund’s yield on those securities.

Depositary Receipt Risk. A Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that a Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another.

In addition, a Fund’s use of currency hedging may not be successful and the use of such strategies may lower a Fund’s potential returns.

Smaller Cap Company Risk (Small Cap and Mid Cap Company Risk) (applicable only to Emerging Economies Fund, International Equity Fund, International Opportunities Fund and International Value Fund). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Value Investing Risk (applicable to Emerging Markets Equity Income Fund, Global Unconstrained Equity Fund, International Equity Income Fund and International Value Fund). Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Securities Lending Risk The Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

High Portfolio Turnover Risk (applicable only to Emerging Economies Fund and International Value Fund). A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Exchange Traded Fund (ETF) and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset-value (also known as a discount).

Derivatives Risk. The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Sovereign Debt Risk. (applicable to all Funds except Global Unconstrained Equity Fund and International Unconstrained Equity Fund) Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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More About the Funds (continued)

Geographic Focus Risk. Certain of the Funds may focus their investments in a region or small group of countries. As a result, a Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Credit Risk. (applicable to all Funds except Global Unconstrained Equity Fund and International Unconstrained Equity Fund) A Fund’s investments are subject to the risk that an issuer and/or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Additional Risks

High Yield Securities Risk. (applicable to all Funds except Emerging Markets Equity Fund, Global Unconstrained Equity Fund, International Research Enhanced Equity Fund, International Opportunities Fund, International Unconstrained Equity Fund and International Value Fund). A Fund may invest in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by companies which may be highly leveraged, less creditworthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of a Fund’s investments and a Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Structured Instrument Risk. (applicable to all Funds except International Equity Income Fund, International Unconstrained Equity Fund and Latin America Fund). A Fund may invest in instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing a Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose a Fund to risks of mispricing or improper

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects a Fund to counterparty risk (and this risk may be amplified if the Funds purchase structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Government Securities Risk. (applicable to all Funds except Emerging Markets Equity Income Fund, Global Unconstrained Equity Fund, International Equity Income Fund and International Unconstrained Equity Fund) A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Volcker Rule Risk. Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (known as the Volcker Rule) places restrictions on the activities of banking entities, including the adviser and its affiliates, and may impact the long-term viability of the Fund. Under the Volcker Rule, if the adviser or its affiliates own 25% or more of the ownership interests of a Fund

MARCH 1, 2015	51

More About the Funds (continued)

outside of the permitted seeding time period, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding time period is one year from the implementation of the Fund’s investment strategy although the period may be extended an additional two years as permitted by the Federal Reserve in its discretion. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable. This may require the sale of portfolio securities, which may result in losses, increased transaction costs and adverse tax consequences. In addition, the ongoing viability of a Fund may be adversely impacted by the anticipated or actual redemption of Fund shares owned by the adviser and its affiliates and could result in the Fund’s liquidation. Impacted banking entities are generally required to be in conformance with the Volcker Rule by July 21, 2015. The full impact of the Volcker Rule on the Fund is not fully known at this time.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/ Return Summaries,” the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the International Research Enhanced Equity Fund may not

hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

EXPENSE LIMITATION

International Opportunities Fund

The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.81% of its average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Emerging Economies Fund

Subsequent to the inception of the Fund on 2/28/08 until 11/1/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Emerging Markets Equity Fund

Historical performance shown for Class R6 Shares prior to 1/1/14 in the bar chart and prior to their inception on 12/23/13 in the table is based on the performance of Institutional Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

International Equity Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares of the Fund, which invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares. Historical performance shown for Class R6 Shares prior to inception on 11/30/10 is based on Class R5 Shares from 5/15/06 to 11/29/10 and

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Select Class Shares prior to 5/15/06. The Class R6 Shares, Class R5 Shares and Select Class Shares invest in the same portfolio of securities. Select Class Shares are not offered in this prospectus. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares and Select Class Shares have different expenses than Class R6 Shares.

International Equity Income Fund

As of 1/30/15, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as JPMorgan Global Equity Income Fund. In view of these changes, the Fund’s performance record prior to 1/30/15 might be less pertinent for investors considering whether to purchase shares of the Fund.

International Research Enhanced Equity Fund

Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Select Class Shares of the Fund, which invest in the same portfolio of securities, but are not offered in this prospectus. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

International Opportunities Fund

Historical performance shown for Class R6 Shares prior to 1/1/11 in the bar chart and prior to their inception on 11/30/10 in the table is based on the performance of Institutional Class Shares of the Fund, which invest in the same portfolio of secu-

rities but are not offered in this prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares.

International Research Enhanced Equity Fund

As of 6/30/14, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan International Equity Index Fund. In view of these changes, the Fund’s performance record prior to 6/30/14 might be less pertinent for investors considering whether to purchase shares of the Fund.

International Value Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on that of the Class A Shares of the Fund, which invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Historical performance shown for Class R6 Shares prior to inception on 11/30/10 is based on Institutional Class Shares of the Fund, which invest in the same portfolio of securities but are not offered in this prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares.

MARCH 1, 2015	53

The Funds’ Management and Administration

Each Fund, with the exception of the International Research Enhanced Equity Fund, is a series of JPMorgan Trust I, a Delaware statutory trust. The International Research Enhanced Equity Fund is a series of JPMorgan Trust II, a Delaware statutory trust (each a “Trust” and together the “Trusts”). Each Trust is governed by trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 270 Park Avenue, New York, NY 10017.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 10/31/14, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Emerging Economies Fund	0.95%
Emerging Markets Equity Fund	0.95
Global Unconstrained Equity Fund	0.00
International Equity Fund	0.73
International Equity Income Fund	0.50
International Opportunities Fund	0.60
International Research Enhanced Equity Fund	0.13
International Unconstrained Equity Fund	0.00
International Value Fund	0.59

The Emerging Markets Equity Income Fund commenced operations on 12/12/14. The Fund pays a gross management fee of 1.00%.

A discussion of the basis the trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

Emerging Economies Fund

The management team is led by Anuj Arora. Mr. Arora, Executive Director, is a portfolio manager within the Emerging Markets Equity Team based in New York. An employee since 2006, Mr. Arora is focused on portfolio construction and quantitative asset allocation for the Global Emerging Markets team. Prior to that, Mr. Arora was a quantitative analyst for Mesirow Financial from March 2003 through January 2006. Working with Mr. Arora is George Iwanicki, Jr. Mr. Iwanicki, Jr., Managing Director, is a portfolio manager and the global macro strategist within the Emerging Markets Equity Team based in New York. An employee since 1992, Mr. Iwanicki is responsible for portfolio construction and chairs the Asset Allocation Committee.

Emerging Markets Equity Fund

The management team is led by Austin Forey. Mr. Forey, a Managing Director, has been with JPMIM and its affiliates since 1988 and a portfolio manager since 1994. Working with Mr. Forey are Richard Titherington, Leon Eidelman and Amit Mehta. Mr. Titherington, a Managing Director, is the chief investment officer and head of the Emerging Markets Equity Team. Mr. Titherington has been an employee of JPMIM and its affiliates since 1986. Mr. Eidelman, Executive Director and CFA charterholder, is a portfolio manager within the Emerging Markets Equity Team based in London. Mr. Eidelman has been an employee of JPMIM since 2002. Mr. Mehta, Executive Director and CFA charterholder, is a portfolio manager within the Emerging Markets Equity Team based in London. An employee since 2011, Mr. Mehta previously worked at Prusik Investment Management (2009-2011) and Atlantis Investment Management (2007-2009) where he was an Asian equities Analyst and Portfolio Manager.

Emerging Markets Equity Income Fund

The portfolio management team is led by Richard Titherington. Working with Mr. Titherington is Omar Negyal. Mr. Negyal, a Vice President and CFA charterholder, is a portfolio manager within the Emerging Markets Equity Team. An employee since 2012, Mr. Negyal was previously a portfolio manager at Lansdowne Partners from 2006-2009 and HSBC Global Asset Management from 2009-2012. Information about Mr. Titherington is discussed earlier in this section.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Global Unconstrained Equity Fund

The management team is led by Peter Kirkman, Managing Director of JPMIM and a CFA charterholder and Timothy Woodhouse, Vice President of JPMIM and a CFA charterholder. Mr. Kirkman is a global portfolio manager based in Boston. An employee of JPMIM since 2001, he was previously the chief investment officer of the Fleming Japanese Equities Team from 2003 to 2008. Mr. Woodhouse has been a portfolio manager in the Global Equities Team since 2014. An employee of JPMIM and its affiliates since 2008, he was previously a research analyst in the European Equity Research Team.

International Equity Fund

The portfolio management team is overseen by James Fisher, a Managing Director of JPMIM. He has worked at JPMIM and its affiliates (or one of its predecessors) since 1985 in numerous investment roles. Mr. Fisher, Thomas Murray, a Managing Director, and Shane Duffy, a Managing Director and CFA charterholder, manage the Fund. Mr. Murray has worked at JPMIM and its affiliates (or one of its predecessors) since 1996. Mr. Duffy has worked at JPMIM and its affiliates (or one of its predecessors) since 1999.

International Equity Income Fund

The portfolio management team is led by James Davidson and Gerd Woort-Menker. Mr. Davidson is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 2013. Prior to joining the firm, Mr. Davidson was a Managing Director at Bank of America Merrill Lynch from 2007 to 2013. Mr. Woort-Menker is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, he was head of the International Research group in London.

International Opportunities Fund

The management team is led by Georgina Maxwell and Jeroen Huysinga. Ms. Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Mr. Huysinga is also a Managing Director of JPMIM who has been an employee of JPMIM or its affiliates since 1997.

International Research Enhanced Equity Fund

The Fund is managed by Demetris Georghiou, Ido Eisenberg and James Cook. Mr. Georghiou, a Vice President of JPMIM and a CFA charterholder, has been a portfolio manager on the Global Research Enhanced Index and Europe Research Driven Process teams since 2012 and an employee since 2007. Previously, he was an analyst on the Global Research Enhanced Index team. Mr. Eisenberg, an Executive Director of JPMIM, has been a portfolio manager on the Global Research Enhanced Index and Europe Research Driven Process teams since 2010 and an employee since 2002. Mr. Eisenberg has also passed the Level III examinations for the CFA. Previously, he worked in the Technology Application Development Group, where he developed and supported applications for the Global Research Enhanced Index Team. Mr. Cook, a Vice President of JPMIM and a CFA charterholder, has been a portfolio manager on the Global Research Enhanced Index team since 2012 and on the JPMorgan Diversified Return Global Equity ETF since its inception in 2014 and an employee of JPMIM or its affiliates since 2007. He was previously a research analyst responsible for covering the developed Asia financial stocks from 2010 to 2012 and an assistant research analyst on the European mining desk prior to 2010.

International Unconstrained Equity Fund

The Fund is co-managed by Shane Duffy and Tom Murray. Mr. Duffy, Managing Director and CFA charterholder, works on EAFE portfolios, in particular those in the growth and ACWI-ex US strategies. Previously, he worked as a global sector specialist with responsibility for consumer discretionary stocks. Mr. Duffy has been an employee of JPMIM since 1999. Information about Mr. Murray is discussed earlier in this section.

International Value Fund

The portfolio management team is led by Gerd Woort-Menker, Managing Director, who joined the team in 2002 and has been at JPMorgan Chase or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, Mr. Woort-Menker was head of the International Research Group in London.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Fund Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the JPMorgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trusts, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing

MARCH 1, 2015	55

The Funds’ Management and Administration (continued)

agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares of each Fund and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy Fund Shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class R2 Shares of the Fund may be purchased by retirement plans. Class R5 Shares of the Fund may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan Smart Retirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R6 Shares of the Fund may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds, JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (Authorized Funds).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employersponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by an account for an investor:

(i)	whose investments in the Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in the Fund is at least $5,000,000. Accounts cannot be aggregated to meet the initial minimum.

Direct Investors. Class R6 Shares may also be purchased by individuals, institutions, trusts and foundations whose:

(i)	account is not held for the benefit of multiple underlying, unrelated investors, and

(ii)	initial investment in the Fund is at least $15,000,000. Accounts cannot be aggregated to meet the initial minimum.

College Savings Plans. To be eligible to invest in Class R5 and R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of the Fund.

Class R2, Class R5 and Class R6 Share accounts may be opened either directly with a Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing shareholder service fees.

•

A Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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How to Do Business with the Funds (continued)

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the

JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV

MARCH 1, 2015	59

How to Do Business with the Funds (continued)

after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the Fund or Funds and share class most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

Class R6 Shares of a Fund are subject to the following minimums:

(i)	Discretionary Accounts - $5,000,000 per Fund; and

(ii)	Direct Investors - $15,000,000 per Fund.

Accounts cannot be aggregated to meet the initial minimum investment.

There is no minimum investment requirement for Eligible Plans, Section 529 college savings plans and Authorized Funds.

You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2/R6)

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

Each Fund that offers Class R2 Shares described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.”

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for Class R2 Shares. The J.P. Morgan Funds will not enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Subject to meeting any applicable investment minimum and eligibility requirements, Class R2, Class R5 and Class R6 Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of shares of the same Fund. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

MARCH 1, 2015	61

How to Do Business with the Funds (continued)

When are exchanges processed?

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All required documentation must accompany your exchange request in proper form, which may require contacting your Financial Intermediary. All exchanges are based upon the net asset value that is next calculated after the Fund or the Financial Intermediary receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated net asset value by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a net asset value at such time or if not, as of such Fund’s next calculated net asset value. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an

ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds reserve the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

MARCH 1, 2015	63

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund, except for the Emerging Markets Equity Income Fund, the International Equity Fund and the International Equity Income Fund, generally distributes net investment income, if any, at least annually. The Emerging Markets Equity Income Fund and the International Equity Fund generally declare and distribute net investment income, if any, quarterly. The International Equity Income Fund generally distributes net investment income, if any, at least monthly. The Funds will distribute net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distribu- tions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held shares in the Fund. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

With respect to taxable shareholders, if you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment and thus were included in the price you paid for your fund shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

Each Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. Each Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

A Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investments in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Funds redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

MARCH 1, 2015	65

Shareholder Information (continued)

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to each Fund’s adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each of the following funds will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month:

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Research Enhanced Equity Fund

No sooner than 10 days after the end of each month, each of the following funds will post the uncertified, complete schedule of its portfolio holdings as of the last day of that month on the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

Not later than 60 days after the end of each fiscal quarter, each Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, each Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange-Traded Funds (ETFs)[1] and other investment companies

•   If a Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, a Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

MARCH 1, 2015	67

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   Each Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    A Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective

•    The Funds (except for the Emerging Markets Equity Fund, the Emerging Markets Equity Income Fund, the International Equity Fund, the International Research Enhanced Equity Fund and the International Value Fund) are non-diversified, which means that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers. Therefore, the performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•     Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•    Emerging markets can offer higher returns

•   Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    Each Fund seeks to limit risk and enhance performance through active management and country allocation

•    During severe market downturns, each Fund (other than the International Research Enhanced Equity Fund) has the option of investing up to 100% of its total assets in high quality short-term instruments

Management choices
• Each Fund could underperform its benchmark due to its securities choices and asset allocation choices	• Each Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, each Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• A Fund can take advantage of attractive transaction opportunities	• Each Fund segregates or earmarks liquid assets to offset leverage risk

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred

•    A Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or, for certain Funds, to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to a Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Funds could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   Each Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of such Fund’s exposure relative to its benchmark

•    Each Fund only establishes hedges that it expects will be highly correlated with underlying positions

•   Each Fund may use derivatives in an effort to produce increased income or gains

•    Each Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

MARCH 1, 2015	69

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending

•   When a Fund[1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults

•   The collateral will be subject to the risks of the securities in which it is invested

• A Fund may enhance income through the investment of the collateral received from the borrower

•   The adviser maintains a list of approved borrowers

•    A Fund receives collateral equal to at least 100% of the current value of securities loaned

•    The lending agents indemnify the Funds against borrower default

•    The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses

•    Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• A Fund could have difficulty valuing these holdings precisely • A Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   No Fund may invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, each Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise a Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Funds’ returns

	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• Each Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	The Emerging Markets Equity Income Fund, the Global Unconstrained Equity Fund, the International Equity Income Fund and the International Unconstrained Equity Fund do not engage in securities lending.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1] — Global Unconstrained Equity Fund and International Unconstrained Equity Fund

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Funds can gain exposure to an additional asset class in order to further diversify its assets

•   The Funds may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Funds’ adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

Market conditions affecting debt securities — Emerging Markets Equity Income Fund and International Equity Income Fund

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Funds, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

	• Most bonds will rise in value when interest rates fall • Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks	• The Funds seek to limit risk and enhance performance through active management • The adviser monitor interest rate trends

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

MARCH 1, 2015	71

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the life of the class. Because the JPMorgan Emerging Markets Equity Income Fund and Class R6 Shares of the International Equity Income Fund commenced operations after the fiscal year end, no financial highlights are shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Economies Fund
Class R5
Year Ended October 31, 2014	$13.71	$0.29	(d)	$(0.58)	$(0.29)	$(0.20)	$—
Year Ended October 31, 2013	12.94	0.25	(d)	0.68	0.93	(0.16)	—
Year Ended October 31, 2012	12.71	0.25	(d)	0.18	0.43	(0.20)	—
Year Ended October 31, 2011	13.93	0.30	(d)	(1.47)	(1.17)	(0.05)	—	(e)
Year Ended October 31, 2010	10.48	0.17	(d)	3.59	3.76	(0.31)	—
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000's)	Net expenses (b)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.22	(2.12)%	$852,477	1.15%	2.19%	1.28%	79%
13.71	7.21	676,985	1.15	1.84	1.27	43
12.94	3.53	331,032	1.19	1.99	1.31	72
12.71	(8.45)	228,411	1.31	2.14	1.32	84
13.93	36.66	50	1.40	1.41	3.54	156

MARCH 1, 2015	73

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Equity Fund
Class R6
December 23, 2013 (h) through October 31, 2014	$22.47	$0.38	(f)(g)	$1.59	$1.97	$—	$—
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$24.44	8.77%	$1,130,050	1.20%	1.85	%(g)	1.33%	33%

MARCH 1, 2015	75

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Unconstrained Equity Fund
Class R2
Year Ended October 31, 2014	$20.06	$0.18	$1.17	$1.35	$(0.13)	$(1.79)	$(1.92)
Year Ended October 31, 2013	16.69	0.20	3.77	3.97	(0.19)	(0.41)	(0.60)
November 30, 2011 (g) through October 31, 2012	15.00	0.13	1.56	1.69	—	—	—

Class R5
Year Ended October 31, 2014	20.19	0.31	1.19	1.50	(0.25)	(1.79)	(2.04)
Year Ended October 31, 2013	16.79	0.32	3.79	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.23	1.57	1.80	(0.01)	—	(0.01)

Class R6
Year Ended October 31, 2014	20.20	0.32	1.19	1.51	(0.26)	(1.79)	(2.05)
Year Ended October 31, 2013	16.80	0.33	3.78	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.24	1.57	1.81	(0.01)	—	(0.01)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013 and October 31, 2012.
(g)	Commencement of operations.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)		Net investment income (loss) (d)		Expenses without waivers, reimbursements		Portfolio turnover rate (b)(e)

$19.49	7.55%	$74,471	1.60%		1.02%		4.56%		97%
20.06	24.45	69,221	1.60	(f)	1.12	(f)	5.60	(f)	71
16.69	11.27	55,644	1.60	(f)	0.90	(f)	7.14	(f)	49

19.65	8.34	76,008	0.90		1.72		3.86		97
20.19	25.29	70,157	0.90	(f)	1.82	(f)	4.89	(f)	71
16.79	11.99	56,003	0.90	(f)	1.60	(f)	6.45	(f)	49

19.66	8.39	76,119	0.85		1.77		3.81		97
20.20	25.33	70,224	0.85	(f)	1.87	(f)	4.85	(f)	71
16.80	12.06	56,029	0.85	(f)	1.65	(f)	6.40	(f)	49

MARCH 1, 2015	77

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Equity Fund
Class R2
Year Ended October 31, 2014	$15.87	$0.30	(f)(g)	$(0.65)	$(0.35)	$(0.33)	$—
Year Ended October 31, 2013	13.31	0.11	(f)	2.61	2.72	(0.16)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.77	0.92	(0.19)	—
Year Ended October 31, 2011	13.37	0.18	(f)	(0.79)	(0.61)	(0.18)	—	(h)
Year Ended October 31, 2010	12.31	0.15	(f)	1.06	1.21	(0.15)	—	(h)

Class R5
Year Ended October 31, 2014	16.13	0.44	(f)(g)	(0.69)	(0.25)	(0.42)	—
Year Ended October 31, 2013	13.52	0.27	(f)	2.60	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—
Year Ended October 31, 2011	13.55	0.23	(f)	(0.76)	(0.53)	(0.27)	—	(h)
Year Ended October 31, 2010	12.47	0.23	(f)	1.09	1.32	(0.24)	—	(h)

Class R6
Year Ended October 31, 2014	16.13	0.45	(f)(g)	(0.69)	(0.24)	(0.43)	—
Year Ended October 31, 2013	13.52	0.28	(f)	2.59	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—
November 30, 2010 (i) through October 31, 2011	12.85	0.28	(f)	(0.10)	0.18	(0.28)	—	(h)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.25, $0.39 and $0.40 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.59%, 2.40% and 2.48% for Class R2, Class R5 and Class R6 Shares, respectively.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$15.19	(2.33)%	$1,405	1.56%	1.92	%(g)	1.70%	6%
15.87	20.58	1,230	1.55	0.78		1.72	8
13.31	7.45	721	1.55	1.16		1.74	5
12.58	(4.73)	67	1.56	1.33		1.77	18
13.37	10.07	70	1.56	1.17		1.79	15

15.46	(1.65)	95,749	0.86	2.73	(g)	1.00	6
16.13	21.42	106,963	0.85	1.79		1.02	8
13.52	8.19	63,767	0.85	2.24		1.05	5
12.75	(4.07)	45,680	0.86	1.69		1.08	18
13.55	10.86	242,131	0.86	1.86		1.10	15

15.46	(1.60)	1,681,788	0.81	2.81	(g)	0.95	6
16.13	21.47	1,248,489	0.80	1.85		0.97	8
13.52	8.23	682,861	0.80	2.26		1.00	5
12.75	1.20	347,040	0.81	2.23		1.01	18

MARCH 1, 2015	79

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Equity Income Fund
Class R2
Year Ended October 31, 2014	$16.67	$0.87	(f)(j)	$(0.39)	$0.48	$(0.61)	$(0.13)	$(0.74)
Year Ended October 31, 2013	14.12	0.40	(f)	2.54	2.94	(0.37)	(0.02)	(0.39)
Year Ended October 31, 2012	13.36	0.40	(f)	0.76	1.16	(0.40)	—	(0.40)
February 28, 2011 (g) through October 31, 2011	15.00	0.32	(f)	(1.66)	(1.34)	(0.30)	—	(0.30)

Class R5
Year Ended October 31, 2014	16.72	0.99	(f)(j)	(0.39)	0.60	(0.73)	(0.13)	(0.86)
Year Ended October 31, 2013	14.15	0.51	(f)	2.54	3.05	(0.46)	(0.02)	(0.48)
Year Ended October 31, 2012	13.38	0.50	(f)	0.76	1.26	(0.49)	—	(0.49)
February 28, 2011 (g) through October 31, 2011	15.00	0.38	(f)	(1.65)	(1.27)	(0.35)	—	(0.35)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
(j)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.62 and $0.74 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been 3.74% and 4.44% for Class R2 and Class R5 Shares, respectively.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$16.41	2.90%	$574	1.50%		5.24	%(j)	1.92%		138%
16.67	21.12	558	1.49		2.60		2.11		63
14.12	8.87	461	1.50		2.95		2.70		52
13.36	(8.97)	45	1.50	(h)	3.36	(h)	10.72	(h)(i)	40

16.46	3.60	587	0.80		5.94	(j)	1.22		138
16.72	21.94	566	0.79		3.31		1.41		63
14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(h)	4.05	(h)	10.05	(h)(i)	40

MARCH 1, 2015	81

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Opportunities Fund
Class R6
Year Ended October 31, 2014	$15.57	$0.44	(f)	$(0.70)	$(0.26)	$(0.18)	$—
Year Ended October 31, 2013	12.69	0.32	(f)	2.88	3.20	(0.32)	—
Year Ended October 31, 2012	12.20	0.31	(f)	0.56	0.87	(0.38)	—
November 30, 2010 (h) through October 31, 2011	12.78	0.27	(f)	(0.48)	(0.21)	(0.37)	—	(g)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$15.13	(1.67)%	$1,539,613	0.73%	2.82%	0.74%	55%
15.57	25.71	1,204,314	0.75	2.27	0.76	36
12.69	7.59	692,117	0.79	2.58	0.79	45
12.20	(1.85)	373,613	0.78	2.27	0.78	76

MARCH 1, 2015	83

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Research Enhanced Equity Fund
Class R2
Year Ended October 31, 2014	$20.91	$0.40	(d)	$(0.54)	$(0.14)	$(0.36)	$(0.34)	$(0.70)	$—
Year Ended October 31, 2013	17.03	0.35	(d)	3.92	4.27	(0.39)	—	(0.39)	—
Year Ended October 31, 2012	16.66	0.32	(d)	0.45	0.77	(0.40)	—	(0.40)	—
Year Ended October 31, 2011	18.86	0.32	(d)	(2.12)	(1.80)	(0.40)	—	(0.40)	—	(e)
Year Ended October 31, 2010	17.76	0.28	(d)	1.10	1.38	(0.28)	—	(0.28)	—	(e)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000's)	Net expenses (b)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$20.07	(0.66)%	$2,521	0.84%	1.95%	1.33%	63%
20.91	25.52	1,957	0.95	1.88	1.61	51
17.03	4.94	786	1.32	1.97	1.56	19
16.66	(9.72)	463	1.32	1.77	1.55	40
18.86	7.88	251	1.32	1.62	1.59	39

MARCH 1, 2015	85

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Unconstrained Equity Fund
Class R2
Year Ended October 31, 2014	$20.53	$0.12	(f)	$(0.68)	$(0.56)	$(0.11)	$(1.31)	$(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)
November 30, 2011 (h) through October 31, 2012	15.00	0.14		2.10	2.24	—	—	—

Class R5
Year Ended October 31, 2014	20.69	0.24	(f)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)
November 30, 2011 (h) through October 31, 2012	15.00	0.24		2.11	2.35	—	—	—

Class R6
Year Ended October 31, 2014	20.70	0.25	(f)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)
November 30, 2011 (h) through October 31, 2012	15.00	0.25		2.11	2.36	—	—	—
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.08, $0.20 and $0.22 for Class R2, Class R5 and Class R6 Shares, respectively and the net investment income (loss) ratio would have been 0.48%, 1.18% and 1.23% for Class R2, Class R5 and Class R6 Shares, respectively.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(h)	Commencement of operations.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$18.55	(2.68)%	$68	1.57%		0.66	%(f)	6.05%		63%
20.53	21.92	70	1.57	(g)	0.67	(g)	8.01	(g)	65
17.24	14.93	57	1.57	(g)	0.92	(g)	7.23	(g)	40

18.72	(1.99)	70	0.87		1.36	(f)	5.34		63
20.69	22.76	71	0.87	(g)	1.37	(g)	7.31	(g)	65
17.35	15.67	58	0.87	(g)	1.62	(g)	6.54	(g)	40

18.73	(1.95)	70	0.82		1.41	(f)	5.29		63
20.70	22.80	71	0.82	(g)	1.42	(g)	7.26	(g)	65
17.36	15.73	58	0.82	(g)	1.67	(g)	6.49	(g)	40

MARCH 1, 2015	87

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Value Fund
Class R2
Year Ended October 31, 2014	$14.78	$0.42	(f)(g)(h)	$(1.05)	$(0.63)	$(0.22)	$—
Year Ended October 31, 2013	11.99	0.18	(f)	2.88	3.06	(0.27)	—
Year Ended October 31, 2012	11.86	0.28	(f)	0.19	0.47	(0.34)	—
Year Ended October 31, 2011	13.21	0.24	(f)	(1.15)	(0.91)	(0.44)	—	(i)
Year Ended October 31, 2010	12.19	0.11	(f)	1.21	1.32	(0.30)	—	(i)

Class R6
Year Ended October 31, 2014	15.29	0.54	(f)(g)(h)	(1.09)	(0.55)	(0.32)	—
Year Ended October 31, 2013	12.38	0.30	(f)	2.96	3.26	(0.35)	—
Year Ended October 31, 2012	12.26	0.37	(f)	0.21	0.58	(0.46)	—
November 30, 2010(j) through October 31, 2011	12.72	0.32	(f)	(0.30)	0.02	(0.48)	—	(i)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.34 and $0.46 for Class R2 and Class R6 Shares, respectively and the net investment income (loss) ratio would have been 2.39% and 3.06% for Class R2 and Class R6 Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$13.93	(4.33)%	$1,768	1.58%	2.91	%(g)(h)	1.61%	59%
14.78	25.91	1,249	1.59	1.39		1.60	66
11.99	4.27	881	1.60	2.43		1.62	62
11.86	(7.12)	694	1.59	1.84		1.61	60
13.21	11.00	856	1.60	0.90		1.61	92

14.42	(3.64)	30,992	0.83	3.58	(g)(h)	0.84	59
15.29	26.84	107,313	0.84	2.12		0.85	66
12.38	5.11	25,945	0.84	3.06		0.87	62
12.26	(0.10)	50	0.84	2.57		0.86	60

MARCH 1, 2015	89

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION FOR THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

The table below shows the ratios for Class R2, Class R5 and Class R6 Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan International Equity Fund	R2	1.57%	1.93%
	R5	0.87%	1.06%
	R6	0.82%	0.93%
JPMorgan International Research Enhanced Equity Fund	R2	0.86%	1.59%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On February 28, 2015, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Fund and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

	Class R2 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2016	$160	5.00%	3.43%	3.43%
February 28, 2017	203	10.25	6.61	3.07
February 28, 2018	209	15.76	9.88	3.07
February 28, 2019	215	21.55	13.25	3.07
February 29, 2020	222	27.63	16.73	3.07
February 28, 2021	229	34.01	20.31	3.07
February 28, 2022	236	40.71	24.01	3.07
February 28, 2023	243	47.75	27.81	3.07
February 29, 2024	250	55.13	31.74	3.07
February 28, 2025	258	62.89	35.78	3.07

	Class R5 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2016	$89	5.00%	4.13%	4.13%
February 28, 2017	113	10.25	8.23	3.94
February 28, 2018	117	15.76	12.50	3.94
February 28, 2019	122	21.55	16.93	3.94
February 29, 2020	126	27.63	21.54	3.94
February 28, 2021	131	34.01	26.33	3.94
February 28, 2022	137	40.71	31.30	3.94
February 28, 2023	142	47.75	36.48	3.94
February 29, 2024	148	55.13	41.85	3.94
February 28, 2025	153	62.89	47.44	3.94

	Class R6 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2016	$84	5.00%	4.18%	4.18%
February 28, 2017	99	10.25	8.42	4.07
February 28, 2018	103	15.76	12.83	4.07
February 28, 2019	107	21.55	17.43	4.07
February 29, 2020	111	27.63	22.20	4.07
February 28, 2021	116	34.01	27.18	4.07
February 28, 2022	121	40.71	32.35	4.07
February 28, 2023	126	47.75	37.74	4.07
February 29, 2024	131	55.13	43.35	4.07
February 28, 2025	136	62.89	49.18	4.07

MARCH 1, 2015	91

JPMorgan International Research Enhanced Equity Fund

	Class R2 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2016	$88	5.00%	4.14%	4.14%
February 28, 2017	168	10.25	7.69	3.41
February 28, 2018	174	15.76	11.36	3.41
February 28, 2019	180	21.55	15.16	3.41
February 29, 2020	186	27.63	19.09	3.41
February 28, 2021	193	34.01	23.15	3.41
February 28, 2022	199	40.71	27.35	3.41
February 28, 2023	206	47.75	31.69	3.41
February 29, 2024	213	55.13	36.18	3.41
February 28, 2025	220	62.89	40.83	3.41

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except the International Research Enhanced Equity Fund is 811-21295.

Investment Company Act File No. for the International Research Enhanced Equity Fund is 811-4236.

©JPMorgan Chase & Co., 2015. All rights reserved. March 2015. PR-INTEQR2R5R6-315-3